Statements of Consolidated Income - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Income Statement [Abstract]
Net sales		$ 7,392.3	$ 7,811.2	$ 5,692.7
Cost of products sold		4,557.0	4,843.4	3,724.0
Gross Profit		2,835.3	2,967.8	1,968.7
Selling, distribution, and administrative expenses		1,390.7	1,510.3	1,031.3
Amortization		207.3	208.4	109.7
Impairment charges		133.2	0.0	1.2
Other special project costs	[1],[2]	76.9	135.9	56.6
Other operating income – net		(4.3)	(32.1)	(2.1)
Operating Income		1,031.5	1,145.3	772.0
Interest expense – net		(163.1)	(171.1)	(79.9)
Other debt costs		0.0	0.0	(173.3)
Other income – net		10.0	3.7	4.2
Income Before Income Taxes		878.4	977.9	523.0
Income taxes		286.1	289.2	178.1
Net Income		$ 592.3	$ 688.7	$ 344.9
Earnings per common share:
Net Income (in dollars per share)		$ 5.11	$ 5.77	$ 3.33
Net Income - Assuming Dilution (in dollars per share)		5.10	5.76	3.33
Dividends Declared per Common Share (in dollars per share)		$ 3.00	$ 2.68	$ 2.56

[1]	Other special project costs includes merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
[2]	Special project costs include merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.